Fair Value Measurements - Schedule of Company’s Assets that are Measured at Fair Value on a Recurring Basis (Details) - Assets Held In Trust [Member]	Dec. 31, 2022 USD ($)
Assets:
Marketable securities held in Trust Account	$ 309,790,455
Fair Value, Inputs, Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 1